Net Loss Per Share (Schedule of Reconciliation of Net Loss Applicable to Common Shareholders) (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Net Loss Per Share [Abstract]
Net loss	$ (5,427,709)	$ (3,127,269)	$ (14,357,325)	$ (8,508,592)	$ (12,243,211)	$ (6,609,864)
Net loss - non-controlling interest	(242,244)	(126,865)	(549,190)	(330,675)	$ (454,394)	(198,516)
Beneficial conversion charge						(2,300,000)
Preferred stock dividend						(361,668)
Net loss attributable to Heat Biologics, Inc.	$ (5,185,465)	$ (3,000,404)	$ (13,808,135)	$ (8,177,917)	$ (11,788,817)	$ (9,073,016)
Weighted-average number of common shares used in net loss per share attributable to common stockholders - basic and diluted	8,408,376	6,469,272	7,880,637	6,445,129	6,454,866	3,747,357
Net loss per share attributable to Heat Biologics, Inc.-basic and diluted	$ (0.62)	$ (0.46)	$ (1.75)	$ (1.27)	$ (1.83)	$ (2.42)